Financial Assets and Financial Liabilities - Schedule of Financial Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Trade receivables (Note 16)	¥ 181,722	¥ 181,125
Financial assets included in prepayments, other receivables and other assets	6,377	2,624
Net investments in subleases	211	1,245
Amounts due from related parties	1,763	370
Amounts due from shareholders	100	105
Cash and cash equivalents	25,719	23,010	¥ 31,128	¥ 13,696
Total current financial assets	215,892	208,479
Non-current
Financial assets included in prepayments, other receivables and other assets	148	32,755
Net investments in subleases	202	2,325
Total non-current financial assets	350	35,080
Total financial assets	¥ 216,242	¥ 243,559